Non-current derivative financial liabilities - Change in stream obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	$ 164.5	$ 180.2
Proceeds received	300.0
Settlements during the period	(24.1)	(20.0)
Fair value adjustments related to changes in the Company’s own credit risk	103.2	24.4
Other fair value adjustments	110.4	(20.1)
Balance, end of period	654.0	164.5
Less: current portion	(36.6)	(21.6)
Non-current portion of derivative financial liabilities	617.4	142.9
Rainy River
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	164.5	180.2
Proceeds received	0.0
Settlements during the period	(24.1)	(20.0)
Fair value adjustments related to changes in the Company’s own credit risk	19.2	24.4
Other fair value adjustments	58.3	(20.1)
Balance, end of period	217.9	164.5
Less: current portion	(32.1)	(21.6)
Non-current portion of derivative financial liabilities	185.8	142.9
New Afton
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	0.0	0.0
Proceeds received	300.0
Settlements during the period	0.0	0.0
Fair value adjustments related to changes in the Company’s own credit risk	84.0	0.0
Other fair value adjustments	52.1	0.0
Balance, end of period	436.1	0.0
Less: current portion	(4.5)	0.0
Non-current portion of derivative financial liabilities	$ 431.6	$ 0.0